Interest, Net (Tables)	12 Months Ended
May 29, 2011
Interest, Net
Components Of Interest

(in millions)	Fiscal Year
	2011	2010	2009
Interest expense	$93.7	$95.7	$113.7
Imputed interest on capital leases	3.8	3.9	3.9
Capitalized interest	(3.0)	(4.4)	(9.3)
Interest income	(0.9)	(1.3)	(0.9)
Interest, net	$93.6	$93.9	$107.4

Computation Of Capitalized Interest

(in millions)	Fiscal Year
	2011	2010	2009
Interest paid, net of amounts capitalized	$98.3	$95.3	$103.6